Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts for Accounts Receivable (Detail)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning allowance for doubtful accounts
Additions charged to provision for doubtful accounts	263,773	1,636,604
Write-off of accounts receivable		(482,538)
Ending allowance for doubtful accounts		1,154,066